ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019
	(HK$ in thousands)
Accrued employee welfare expense	65,027	100,228
Tax payables	48,841	50,803
Payables to fund management companies	—	26,381
Payables to corporate clients in relation to ESOP management services	—	16,492
Refund from depositary bank	—	12,689
Accrued advertising and promotion fee	1,390	10,862
Accrued professional fee	772	5,710
Accrued market information and data fee	2,947	5,646
Stamp duty, trading levy and trading fee payables	3,540	5,612
Contract liabilities	4,774	2,126
Accrued IPO fees and costs	18,138	—
Others	4,389	15,911
Total	149,818	252,460